U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

February 6, 2014

FILED VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of reorganizing two series of the Trust into two separate corresponding series within the Trust.  Specifically, the Trust is proposing to reorganize the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund into the FundX Upgrader Fund and the FundX Aggressive Upgrader Fund, respectively.  Upon effectiveness, this combined proxy statement/prospectus will be mailed to shareholders to seek shareholder approval at a meeting currently scheduled for April 25, 2014.  It is anticipated that this Registration Statement will become effective on January 10, 2014, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine Richards, Esq.
President and Secretary of the Trust

Enclosures